Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000017876 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017876 | Technology
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000017877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000017877 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000017874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017875 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017875 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017875 | Technology
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000017879 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000017879 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000017879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017879 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000017878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000017878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000017873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%